UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-6499

Name of Fund:  MuniYield California Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniYield California Fund, Inc., 800 Scudders Mill Road,
   Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011,
   Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments


MuniYield California Fund, Inc.

Schedule of Investments as of July 31, 2004                                                                  (in Thousands)

       S&P      Moody's    Face
       Ratings  Ratings  Amount                            Municipal Bonds                                          Value
California - 134.2%

       BBB      NR*    $ 1,730   ABAG Finance Authority for Nonprofit Corporations, California, Revenue
                                 Refunding Bonds (Redwood Senior Homes and Services), 6% due 11/15/2022          $    1,759

       AAA      Aaa      3,975   Antioch Area Public Facilities Financing Agency, California, Special Tax
                                 (Community Facilities District Number 1989-1), 5.70% due 8/01/2022(a)                4,351

       AAA      Aaa      2,820   Arcata, California, Joint Powers Financing Authority, Tax Allocation Revenue
                                 Refunding Bonds (Community Development Project Loan), Series A, 6% due
                                 8/01/2023(a)                                                                         2,885

       AAA      Aaa      2,500   Bakersfield, California, COP, Refunding (Convention Center Expansion Project),
                                 5.80% due 4/01/2017(h)                                                               2,710

       AA-      Aa2      1,410   California HFA, Home Mortgage Revenue Bonds, Series D, 5.85% due 8/01/2017           1,489

                                 California Health Facilities Financing Authority Revenue Bonds:
       AAA      NR*      5,000       (Kaiser Permanente), RIB, Series 26, 9.62% due 6/01/2022(f)(j)                   5,767
       NR*      Aa3      2,835       (Scripps Research Institute), Series A, 6.625% due 7/01/2018                     2,901

       AAA      Aaa      1,490   California Health Facilities Financing Authority, Revenue Refunding Bonds
                                 (Pomona Valley Hospital Medical Center), Series A, 5.625% due 7/01/2019(h)           1,626

                                 California Infrastructure and Economic Development Bank Revenue Bonds:
       AAA      Aaa      2,520       (Asian Museum Foundation of San Francisco), 5.50% due 6/01/2018(h)               2,766
       A-       NR*      4,990       (J. David Gladstone Institute Project), 5.50% due 10/01/2022                     5,148

       BBB+     Baa2    13,000   California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                 Refunding Bonds (Republic Services Inc. Project), AMT, Series C, 5.25% due
                                 6/01/2023                                                                           13,136

                                 California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds
                                 (Mortgage-Backed Securities Program), AMT:
       NR*      Aaa        230       Series A-1, 6.90% due 12/01/2024(d)(g)                                             242
       AAA      NR*        210       Series B, 6.15% due 6/01/2020(e)                                                   216



Portfolio Abbreviations

To simplify the listings of MuniYield California Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
GO       General Obligation Bonds
HFA      Housing Finance Agency
M/F      Multi-Family
RIB      Residual Interest Bonds
RITR     Residual Interest Trust Receipts
S/F      Single-Family


MuniYield California Fund, Inc.

Schedule of Investments as of July 31, 2004 (concluded)                                                      (in Thousands)

       S&P      Moody's    Face
       Ratings  Ratings  Amount                            Municipal Bonds                                          Value
California (concluded)

                                 California State Department of Veteran Affairs, Home Purpose Revenue Refunding
                                 Bonds, Series C:
       AA-      Aa2     $5,970       5.875% due 12/01/2015                                                       $    6,182
       AA-      Aa2      9,315       6.05% due 12/01/2020                                                             9,657
       AA-      Aa2      2,500       6.15% due 12/01/2027                                                             2,592

       BBB+     A3       4,500   California State Department of Water Resources, Power Supply Revenue Bonds,
                                 Series A, 5.75% due 5/01/2017                                                        4,965

       AA       Aa3      6,000   California State Department of Water Resources Revenue Bonds (Central Valley
                                 Project), 5.25% due 7/01/2022                                                        6,010

                                 California State, GO, Refunding:
       BBB      A3       8,000        5.75% due 5/01/2030                                                             8,398
       AA-      A3       2,785       (Veterans), AMT, Series BJ, 5.70% due 12/01/2032                                 2,816

                                 California State Public Works Board, Lease Revenue Bonds:
       AAA      Aaa      2,000       (California State University), Series C, 5.40% due 10/01/2022(h)                 2,111
       BBB-     Aaa      6,800       (Department of Corrections), Series A, 7% due 11/01/2004(i)                      7,036
       BBB-     Baa1     5,000       (Department of Corrections), Series C, 5.50% due 6/01/2023                       5,199
       AAA      Aaa      6,645       (Department of Health Services), Series A, 5.75% due 11/01/2017(h)               7,398
       AAA      Baa2    17,000       (Various Community College Projects), Series A, 5.625% due 3/01/2016(a)         18,157

                                 California State University and Colleges, Housing System Revenue Refunding
                                 Bonds(c):
       AAA      Aaa      3,000       5.75% due 11/01/2015                                                             3,191
       AAA      Aaa      3,500       5.80% due 11/01/2017                                                             3,722
       AAA      Aaa      3,900       5.90% due 11/01/2021                                                             4,146

                                 California State, Various Purpose, GO:
       BBB      Aaa      4,730       5.50% due 4/01/2030                                                              4,909
       BBB      A3       6,850       5.50% due 11/01/2033                                                             7,090

       AAA      Aaa      5,250   California Statewide Communities Development Authority, COP (John Muir/Mount
                                 Diablo Health System), 5.125% due 8/15/2022(h)                                       5,397

                                 California Statewide Communities Development Authority, Health Facility
                                 Revenue Bonds (Memorial Health Services), Series A:
       A        A3       3,270       6% due 10/01/2023                                                                3,453
       A        A3       3,000       5.50% due 10/01/2033                                                             2,987

       AA-      A1       5,000   California Statewide Communities Development Authority Revenue Bonds (Sutter
                                 Health), Series B, 5.50% due 8/15/2028                                               5,088


       AAA      Aaa      2,380   California Statewide Communities Development Authority, Water Revenue Bonds
                                 (Pooled Financing Program), Series C, 5.25% due 10/01/2028(f)                        2,441

       AAA      Aaa      1,990   Cathedral City, California, Public Financing Authority, Tax Allocation Revenue
                                 Refunding Bonds (Cathedral City Redevelopment Projects), Series A, 5% due
                                 8/01/2033(h)                                                                         1,978

       BBB-     Baa2     2,000   Central California, Joint Powers Health Financing Authority, COP (Community
                                 Hospitals of Central California), 6% due 2/01/2020                                   2,077

       AAA      Aaa      2,000   Chino Basin, California, Regional Financing Authority Revenue Bonds (Inland
                                 Empire Utility Agency Sewer Project), 5.75% due 11/01/2019(h)                        2,237

       AAA      Aaa      2,705   Contra Costa County, California, Public Financing Lease Revenue Refunding Bonds
                                 (Various Capital Facilities), Series A, 5.30% due 8/01/2020(h)                       2,858

       AAA      Aaa      2,500   Davis, California, Joint Unified School District, Community Facilities District,
                                 Special Tax Refunding Bonds, Number 1, 5.50% due 8/15/2021(h)                        2,649

       BBB      Baa3     5,650   Golden State Tobacco Securitization Corporation of California, Tobacco
                                 Settlement Revenue Bonds, Series A-4, 7.80% due 6/01/2042                            5,735

       AAA      Aaa      5,025   Indio, California, Water Authority, Water Enterprise Revenue Bonds, 5.125% due
                                 4/01/2030(a)                                                                         5,106

       NR*      Aaa      9,958   Industry, California, Urban Development Agency, Tax Allocation Refunding
                                 Bonds, RIB, Series 632-X, 9.69% due 5/01/2021(h)(j)                                 11,415

       NR*      Aaa      2,000   Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20%
                                 due 11/01/2031(a)                                                                    2,243

       AAA      Aaa     10,000   Los Angeles, California, Community College District, GO, Series A, 5.50% due
                                 8/01/2021(h)                                                                        10,832

                                 Los Angeles, California, Department of Water and Power, Electric Plant Revenue
                                 Refunding Bonds:
       AA-      Aaa      9,865       6% due 2/15/2005(i)                                                             10,217
       NR*      Aa3      4,920       RIB, Series 370, 10.64% due 2/15/2024(j)                                         5,271

                                 Los Angeles, California, Harbor Department Revenue Bonds, AMT:
       AAA      Aaa      4,000       RITR, Series RI-7, 10.965% due 11/01/2026(h)(j)                                  4,649
       AA       Aa2      2,000       Series B, 6% due 8/01/2015                                                       2,142
       AA       Aa2      6,000       Series B, 5.375% due 11/01/2023                                                  6,148

       AAA      Aaa      7,000   Los Angeles, California, Wastewater System Revenue Bonds, Series A, 5% due
                                 6/01/2023(c)                                                                         7,131

       AAA      Aaa      4,500   Los Angeles, California, Wastewater System Revenue Refunding Bonds,
                                 Subordinate Series A, 5% due 6/01/2027(h)                                            4,522

       AAA      Aaa      4,000   Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                                 Revenue Bonds (Proposition C), Second Tier, Senior Series A, 5.50% due
                                 7/01/2005(a)(i)                                                                      4,230

       AAA      Aaa      5,000   Los Angeles County, California, Public Works Financing Authority, Lease Revenue
                                 Bonds (Multiple Capital Facilities Project VI), Series A, 5.625% due 5/01/2026(a)    5,248

       AAA      Aaa      8,705   Modesto, California, Wastewater Treatment Facilities Revenue Bonds, 5.625%
                                 due 11/01/2017(h)                                                                    9,517

       AAA      Aaa      1,750   North City-West, California, School Facilities Financing Authority, Special Tax
                                 Refunding Bonds, Series B, 5.75% due 9/01/2015(f)                                    1,894

                                 Oakland, California, Alameda County Unified School District, GO, Series F(h):
       AAA      Aaa      3,290       5.50% due 8/01/2017                                                              3,614
       AAA      Aaa      3,770       5.50% due 8/01/2018                                                              4,141

                                 Oakland, California, Joint Powers Financing Authority, Lease Revenue Bonds
                                 (Oakland Administration Buildings)(a)(i):
       AAA      Aaa     11,395       5.75% due 8/01/2016                                                             12,515
       AAA      Aaa      2,000       5.90% due 8/01/2016                                                              2,203

       AAA      Aaa      1,000   Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                 (Convention Center Project), Series A, 5.50% due 11/01/2035(h)                       1,061

       AAA      Aaa      1,750   Pleasant Valley, California, School District, Ventura County, GO, Series C,
                                 5.75% due 8/01/2025(b)(h)                                                            1,926

       BBB-     NR*      2,255   Pomona, California, Public Financing Authority, Revenue Refunding Bonds
                                 (Merged Redevelopment Project), Series A1, 5.75% due 2/01/2034                       2,193

       AAA      Aaa     10,600   Port Oakland, California, Port Revenue Refunding Bonds, Series I, 5.40% due
                                 11/01/2017(h)                                                                       11,521

       NR*      Aaa      5,808   Port Oakland, California, RIB, Refunding, AMT, Series 717X, 10.16% due
                                 11/01/2027(c)(j)                                                                     6,050

       AAA      Aaa      4,315   Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Refunding
                                 Bonds (Rancho Redevelopment Project), 5.25% due 9/01/2020(f)                         4,546

       AAA      Aaa      2,345   Richmond, California, Redevelopment Agency, Tax Allocation, Refunding Bonds
                                 (Harbour Redevelopment Project), Series A, 5.50% due 7/01/2018(h)                    2,565

       AAA      Aaa      5,000   Sacramento, California, Municipal Utility District, Electric Revenue Refunding
                                 Bonds, Series L, 5.125% due 7/01/2022(h)                                             5,163

                                 Sacramento County, California, Sanitation District, Financing Authority, Revenue
                                 Refunding Bonds:
       AA       Aa3      4,500       RIB, Series 366, 10.392% due 12/01/2027(j)                                       5,049
       AA       Aa3      5,695       Series A, 5.60% due 12/01/2017                                                   5,993
       AA       Aa3      6,190       Series A, 5.75% due 12/01/2018                                                   6,530
       AA       Aa3      3,750       Trust Receipts, Class R, Series A, 10.57% due 12/01/2019(j)                      4,197

       AAA      Aaa     10,100   San Bernardino, California, City Unified School District, GO, Refunding,
                                 Series A, 5.875% due 8/01/2024(c)                                                   11,182

       AAA      Aaa      3,000   San Bernardino, California, Joint Powers Financing Authority, Lease Revenue
                                 Bonds (Department of Transportation Lease), Series A, 5.50% due 12/01/2020(h)        3,172

       AAA      Aaa      5,000   San Bernardino, California, Joint Powers Financing Authority, Tax Allocation
                                 Revenue Refunding Bonds, Series A, 5.75% due 10/01/2015(f)                           5,302

       AAA      Aaa      2,000   San Francisco, California, City and County Airport Commission, International
                                 Airport Revenue Bonds, AMT, Second Series, Issue 11, 6.25% due 5/01/2005(c)(i)       2,091

       AA       Aa3      1,720   San Francisco, California, City and County Educational Facilities, GO
                                 (Community College), Series A, 5.75% due 6/15/2019                                   1,903

       AA       Aa3      1,310   San Francisco, California, City and County Zoo Facilities, GO, Series B, 5.75%
                                 due 6/15/2019                                                                        1,450

       AAA      Aaa      4,615   San Jose, California, Airport Revenue Bonds, Series D, 5% due 3/01/2028(h)           4,615

       AAA      Aaa      5,000   San Juan, California, Unified School District, GO (Election of 2002), 5% due
                                 8/01/2028(h)                                                                         5,018

       AAA      Aaa      2,020   Santa Clara, California, Unified School District, GO, 5.50% due 7/01/2021(c)         2,161

       NR*      A3       3,500   Santa Clara County, California, Housing Authority, M/F Housing Revenue Bonds
                                 (John Burns Gardens Apartments Project), AMT, Series A, 6% due 8/01/2041             3,522

       AAA      Aaa      4,000   Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds
                                 (Earthquake Recovery Redevelopment Project), 6% due 7/01/2029(a)                     4,373

       AAA      Aaa      2,000   Sequoia, California, Unified High School District, GO, 5.70% due 7/01/2005(f)(i)     2,119

       AAA      Aaa      2,265   South Bayside, California, Waste Management Authority, Waste System Revenue
                                 Bonds, 5.75% due 3/01/2020(a)                                                        2,498

       AAA      NR*         90   Southern California Home Finance Authority, S/F Mortgage Revenue Bonds
                                 (Mortgage-Backed Securities Program), AMT, Series A, 6.75% due 9/01/2022(e)             90

       AAA      Aaa      3,235   Taft, California, Public Financing Authority, Lease Revenue Bonds (Community
                                 Correctional Facility), Series A, 6.05% due 1/01/2017(h)                             3,503

       A+       A1       1,310   Torrance, California, Hospital Revenue Refunding Bonds (Torrance Memorial
                                 Medical Center), Series A, 6% due 6/01/2022                                          1,402

       AAA      Aaa      1,000   Ventura, California, Unified School District, GO (Election of 1997), Series H,
                                 5.125% due 8/01/2034(f)                                                              1,012

                                 Vernon, California, Electric System Revenue Bonds (Malburg Generating Station
                                 Project):
       BBB+     Aaa      2,740       5.50% due 4/01/2022                                                              2,778
       BBB+     Aaa      1,250       5.50% due 4/01/2023                                                              1,265

       AAA      Aaa      5,000   Vista, California, Joint Powers Financing Authority, Lease Revenue Refunding
                                 Bonds, 5.625% due 5/01/2016(h)                                                       5,458

       AAA      Aaa      5,605   Whittier, California, Union High School District, GO (Election of 1999),
                                 Series D, 5% due 8/01/2033(f)                                                        5,609


Puerto Rico -  5.4%

       AAA      Aaa      2,140   Puerto Rico Commonwealth Highway and Transportation Authority, Highway
                                 Revenue Bonds, Series Y, 5.50% due 7/01/2006(h)(i)                                   2,318

       A        Baa1     5,000   Puerto Rico Commonwealth Highway and Transportation Authority,
                                 Transportation Revenue Bonds, Series G, 5% due 7/01/2042                             4,819

                                 Puerto Rico Electric Power Authority, Power Revenue Bonds:
       A-       A3       6,500       Series NN, 5.125% due 7/01/2029                                                  6,507
       AAA      Aaa      2,600       Series X, 5.50% due 7/01/2025(h)                                                 2,661

       A-       A3       1,000   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series U,
                                 6% due 7/01/2014                                                                     1,023


Virgin Islands -  1.0%

       BBB-     Baa3     3,000   Virgin Islands Government Refinery Facilities Revenue Refunding Bonds
                                 (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                                    3,194

                                 Total Municipal Bonds (Cost - $425,289) - 140.6%                                   446,352



                        Shares
                          Held                          Short-Term Securities
                           352   CMA California Municipal Money Fund +                                                  352

                                 Total Short-Term Securities (Cost - $352) - 0.1%                                       352

       Total Investments (Cost - $425,641**) - 140.7%                                                               446,704
       Other Assets Less Liabilities - 3.4%                                                                          10,659
       Preferred Stock, at Redemption Value - (44.1%)                                                             (140,000)
                                                                                                                 ----------
       Net Assets Applicable to Common Stock - 100.0%                                                            $  317,363
                                                                                                                 ==========

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FHLMC Collateralized.

(e) FNMA/GNMA Collateralized.

(f) FSA Insured.

(g) GNMA Collateralized.

(h) MBIA Insured.

(i) Prerefunded.

(j) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.

* Not Rated.

** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

Aggregate cost                                        $ 425,641
                                                      =========
Gross unrealized appreciation                         $  22,209
Gross unrealized depreciation                           (1,146)
                                                      ---------
Net unrealized appreciation                           $  21,063
                                                      =========


+ Investments in companies considered to be an affiliate of the Fund
(such companies are defined as "Affiliated Companies" in Section
2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                 (in Thousands)

                                           Net          Dividend
Affiliate                                Activity        Income

CMA California Municipal Money Fund      (13,981)         $ 14



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield California Fund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield California Fund, Inc.


Date: September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield California Fund, Inc.


Date: September 17, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       MuniYield California Fund, Inc.


Date: September 17, 2004